Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Sound Shore Fund, Inc.
Entity Central Index Key	0000764157
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000135035
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Institutional
Trading Symbol	SSHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Institutional Class	$40	0.75%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Fund's year to date strong performance was driven by a diverse group of holdings led by investments in the utility, health care and information technology sectors.

The first half of the year has been full of typical apprehension on Wall Street as geopolitical tensions continue, the macro outlook remains uncertain and the political cycle enters the scene. The Federal Reserve has kept investors guessing on its decision and timing of a rate cut, while inflationary pressure on the economy and markets remained front and center.

We believe in the current environment, our emphasis on stock specific sources of out-performance should prove as relevant as ever, despite this long list of concerns about the economy and market volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
6/14	$1,000,000	$1,000,000	$1,000,000
9/14	$998,663	$1,011,279	$998,068
12/14	$1,028,546	$1,061,163	$1,047,773
3/15	$1,038,227	$1,071,249	$1,040,209
6/15	$1,035,405	$1,074,228	$1,041,336
9/15	$928,732	$1,005,065	$953,917
12/15	$978,811	$1,075,847	$1,007,676
3/16	$984,724	$1,090,347	$1,024,181
6/16	$1,001,752	$1,117,119	$1,071,122
9/16	$1,070,313	$1,160,151	$1,108,403
12/16	$1,123,645	$1,204,518	$1,182,410
3/17	$1,175,146	$1,277,585	$1,221,052
6/17	$1,217,167	$1,317,039	$1,237,470
9/17	$1,253,927	$1,376,048	$1,276,024
12/17	$1,307,997	$1,467,483	$1,343,976
3/18	$1,273,635	$1,456,343	$1,305,898
6/18	$1,284,581	$1,506,351	$1,321,251
9/18	$1,356,899	$1,622,503	$1,396,611
12/18	$1,144,530	$1,403,143	$1,232,868
3/19	$1,280,864	$1,594,644	$1,380,004
6/19	$1,338,772	$1,663,274	$1,433,057
9/19	$1,306,285	$1,691,522	$1,452,484
12/19	$1,413,474	$1,844,942	$1,560,087
3/20	$1,001,528	$1,483,370	$1,143,076
6/20	$1,177,492	$1,788,104	$1,306,429
9/20	$1,260,217	$1,947,771	$1,379,494
12/20	$1,525,937	$2,184,390	$1,603,703
3/21	$1,699,388	$2,319,275	$1,784,199
6/21	$1,795,499	$2,517,546	$1,877,123
9/21	$1,802,333	$2,532,199	$1,862,482
12/21	$1,891,788	$2,811,427	$2,007,199
3/22	$1,874,491	$2,682,144	$1,992,393
6/22	$1,623,117	$2,250,289	$1,749,108
9/22	$1,496,818	$2,140,416	$1,650,853
12/22	$1,695,088	$2,302,254	$1,855,900
3/23	$1,718,962	$2,474,856	$1,874,572
6/23	$1,807,961	$2,691,211	$1,950,953
9/23	$1,772,943	$2,603,116	$1,889,206
12/23	$1,994,516	$2,907,462	$2,068,636
3/24	$2,335,592	$3,214,371	$2,254,515
6/24	$2,265,035	$3,352,067	$2,205,683

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	25.28%	11.09%	8.52%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 998,565,460
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,413,517
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$998,565,460
# of Portfolio Holdings	38
Portfolio Turnover Rate	33%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,413,517

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	97.1%
Money Market Fund	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Teva Pharmaceutical Industries, Ltd., ADR	3.57%
Fidelity National Information Services, Inc.	3.55%
Capital One Financial Corp.	3.34%
Organon & Co.	3.33%
Oracle Corp.	3.16%
PVH Corp.	3.12%
Kinder Morgan, Inc.	3.09%
Willis Towers Watson PLC	3.05%
Flex, Ltd.	3.03%
Wells Fargo & Co.	3.02%

C000012417
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Investor
Trading Symbol	SSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Investor Class	$50	0.95%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Fund's year to date strong performance was driven by a diverse group of holdings led by investments in the utility, health care and information technology sectors.

The first half of the year has been full of typical apprehension on Wall Street as geopolitical tensions continue, the macro outlook remains uncertain and the political cycle enters the scene. The Federal Reserve has kept investors guessing on its decision and timing of a rate cut, while inflationary pressure on the economy and markets remained front and center.

We believe in the current environment, our emphasis on stock specific sources of out-performance should prove as relevant as ever, despite this long list of concerns about the economy and market volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
6/14	$10,000	$10,000	$10,000
9/14	$9,981	$10,113	$9,981
12/14	$10,276	$10,612	$10,478
3/15	$10,369	$10,712	$10,402
6/15	$10,335	$10,742	$10,413
9/15	$9,266	$10,051	$9,539
12/15	$9,760	$10,758	$10,077
3/16	$9,817	$10,903	$10,242
6/16	$9,982	$11,171	$10,711
9/16	$10,662	$11,602	$11,084
12/16	$11,188	$12,045	$11,824
3/17	$11,697	$12,776	$12,211
6/17	$12,108	$13,170	$12,375
9/17	$12,470	$13,760	$12,760
12/17	$13,003	$14,675	$13,440
3/18	$12,657	$14,563	$13,059
6/18	$12,760	$15,064	$13,213
9/18	$13,476	$16,225	$13,966
12/18	$11,359	$14,031	$12,329
3/19	$12,709	$15,946	$13,800
6/19	$13,277	$16,633	$14,331
9/19	$12,951	$16,915	$14,525
12/19	$14,005	$18,449	$15,601
3/20	$9,920	$14,834	$11,431
6/20	$11,658	$17,881	$13,064
9/20	$12,472	$19,478	$13,795
12/20	$15,095	$21,844	$16,037
3/21	$16,805	$23,193	$17,842
6/21	$17,747	$25,175	$18,771
9/21	$17,804	$25,322	$18,625
12/21	$18,679	$28,114	$20,072
3/22	$18,497	$26,821	$19,924
6/22	$16,009	$22,503	$17,491
9/22	$14,760	$21,404	$16,509
12/22	$16,705	$23,023	$18,559
3/23	$16,933	$24,749	$18,746
6/23	$17,803	$26,912	$19,510
9/23	$17,445	$26,031	$18,892
12/23	$19,614	$29,075	$20,686
3/24	$22,958	$32,144	$22,545
6/24	$22,255	$33,521	$22,057

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Class	25.01%	10.88%	8.33%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 998,565,460
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 3,413,517
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$998,565,460
# of Portfolio Holdings	38
Portfolio Turnover Rate	33%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,413,517

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	97.1%
Money Market Fund	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Teva Pharmaceutical Industries, Ltd., ADR	3.57%
Fidelity National Information Services, Inc.	3.55%
Capital One Financial Corp.	3.34%
Organon & Co.	3.33%
Oracle Corp.	3.16%
PVH Corp.	3.12%
Kinder Morgan, Inc.	3.09%
Willis Towers Watson PLC	3.05%
Flex, Ltd.	3.03%
Wells Fargo & Co.	3.02%